DERIVATIVES AND HEDGING ACTIVITES	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING ACTIVITES

NOTE 8: DERIVATIVES AND HEDGING ACTIVITES

As of December 31, 2019, The fair value of the Company’s outstanding derivative instruments reflected as prepaid expenses and other current assets was $73 and reflected as Accumulated other comprehensive income was $67.

As of December 31, 2020 the fair value of the Company’s outstanding derivatives instruments was $0.

The net amounts reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Gain recognized in Statements of Comprehensive Income		Gain (loss) recognized in consolidated statements of Income
	Year ended December 31,		Year ended December 31,
	2020	Statement of Income	2020	2019	2018
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$67	"Operating expenses"	$764	$272	$(206)

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts	-	"Financial expenses"	(166)	59	(186)
SWAP	-	"Financial expenses"	-	380	(2,487)

Total	$67		$598	$711	$(2,879)